Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventory Components

As at	Dec 31, 2017	Dec 31, 2016
Finished goods	65,852	73,325
Raw materials	23,842	30,776
Work in process	9,511	9,292
Obsolescence reserve	(22,489)	(20,586)
Total	76,716	92,807